Schedule of intangible assets (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Intangible assets accumulated depreciation	$ 728,313
Intangible assets accumulated depreciation	616,569	$ 728,313
Charge for the financial year	173,451	163,093	$ 44,807
Intangible assets, carrying amount	616,569	728,313
Trademark [member]
IfrsStatementLineItems [Line Items]
Intangible assets, carrying amount	185	203
Patent [member]
IfrsStatementLineItems [Line Items]
Intangible assets, carrying amount	616,384	728,110
Technical Know How Of Stem Cells Cultivation [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, carrying amount
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets accumulated depreciation	1,267,983	1,188,474
Exchange difference	(655,302)	79,509
Additions	776,508
Intangible assets accumulated depreciation	1,389,189	1,267,983	1,188,474
Gross carrying amount [member] | Trademark [member]
IfrsStatementLineItems [Line Items]
Intangible assets accumulated depreciation	7,941	7,443
Exchange difference	759	498
Additions
Intangible assets accumulated depreciation	8,700	7,941	7,443
Gross carrying amount [member] | Patent [member]
IfrsStatementLineItems [Line Items]
Intangible assets accumulated depreciation	1,034,410	969,547
Exchange difference	(677,629)	64,863
Additions	776,508
Intangible assets accumulated depreciation	1,133,289	1,034,410	969,547
Gross carrying amount [member] | Technical Know How Of Stem Cells Cultivation [Member]
IfrsStatementLineItems [Line Items]
Intangible assets accumulated depreciation	225,632	211,484
Exchange difference	21,568	14,148
Additions
Intangible assets accumulated depreciation	247,200	225,632	211,484
Accumulated Depreciation [Member]
IfrsStatementLineItems [Line Items]
Intangible assets accumulated depreciation	539,670	350,671
Exchange difference	59,499	25,906
Intangible assets accumulated depreciation	772,620	539,670	350,671
Charge for the financial year	173,451	163,093
Accumulated Depreciation [Member] | Trademark [member]
IfrsStatementLineItems [Line Items]
Intangible assets accumulated depreciation	7,738	7,221
Exchange difference	742	484
Intangible assets accumulated depreciation	8,515	7,738	7,221
Charge for the financial year	35	33
Accumulated Depreciation [Member] | Patent [member]
IfrsStatementLineItems [Line Items]
Intangible assets accumulated depreciation	306,300	131,966
Exchange difference	37,189	11,274
Intangible assets accumulated depreciation	516,905	306,300	131,966
Charge for the financial year	173,416	163,060
Accumulated Depreciation [Member] | Technical Know How Of Stem Cells Cultivation [Member]
IfrsStatementLineItems [Line Items]
Intangible assets accumulated depreciation	225,632	211,484
Exchange difference	21,568	14,148
Intangible assets accumulated depreciation	247,200	225,632	$ 211,484
Charge for the financial year